Submission	Feb. 07, 2025
Submission [Line Items]
Central Index Key	0001969373
Registrant Name	Vesta Real Estate Corporation, S.A.B. de C.V.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES